Consolidated Statement of Cash Flows (Parenthetical) $ in Thousands		12 Months Ended
		Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
IfrsStatementLineItems [Line Items]
Net cash from financing activities		₨ 5,132,969,000	₨ 1,751,813,000	₨ 135,264,000
Cash flow net, financing activities		1,738,629,000	1,951,509,000	222,362,000
Proceeds from vehicle loan	[1]	24,168,000	23,737,000	5,161,000
Other changes, financing activities	[2]		18,827,000
Long-term borrowings [member]
IfrsStatementLineItems [Line Items]
Opening balance, financing activities		441,054,000	7,181,000	6,931,000
Cash flow net, financing activities		(232,931,000)	410,136,000	(4,913,000)
Proceeds from vehicle loan	[1]	24,168,000	23,737,000	5,161,000
Other changes, financing activities	[2]
Ending balance, financing activities		232,290	441,054,000	7,181,000
Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Opening balance, financing activities		1,911,599,000	351,399,000	124,124,000
Cash flow net, financing activities		(1,505,698,000)	1,541,373,000	227,275,000
Proceeds from vehicle loan	[1]
Other changes, financing activities	[2]		18,827,000
Ending balance, financing activities		405,901	1,911,599,000	351,399,000
Liabilities From Financing Activities [Member]
IfrsStatementLineItems [Line Items]
Opening balance, financing activities		2,352,653,000	358,580,000	131,055,000
Ending balance, financing activities		₨ 638,191	₨ 2,352,653,000	₨ 358,580,000

[1]	In the statement of cash flows, the amount of INR 24,168 (March 31, 2023: 23,737 and March 31, 2022: INR 5,161) paid directly by bank to the vendors for purchase of vehicles (property, plant and equipment) has been treated as non cash transactions from Group’s perspective.
[2]	includes adjustment for ancillary borrowing cost, unrealised / realised foreign exchange gain / loss.